Note 4 - Related Party Transactions	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

4. Related Party Transactions

Details of the Company’s transactions with related parties did not change in the six-month period ended June 30, 2021 and are discussed in Note 6 of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the 2020 Annual Report.

Each of the Company’s vessel owning companies is party to a management agreement with one of the Management Companies, both of which are controlled by members of the Pittas family, whereby the Management Companies provide technical and commercial vessel management for a fixed daily fee of Euro 685 for both the six months ended June 30, 2020 and 2021 under the Company’s Master Management Agreements (“MMA”) with the Management Companies. Vessel management fees paid to the Management Companies amounted to $973,504 and $1,085,825 in the six-month periods ended June 30, 2020 and 2021, respectively. The MMAs were renewed effective May 30, 2018 for an additional five-year term until May 30, 2023 with the 5% volume discount permanently incorporated in the daily management fee. The daily management fee remained unchanged at Euro 685 for the year 2021 and may be adjusted annually for inflation in the Eurozone. These fees are recorded under "Related party management fees" in the unaudited condensed consolidated statements of operations.

In addition to the vessel management services, the Manager provides the Company with the services of its executives, services associated with the Company being a public company and other services to the Company’s subsidiaries. For each of the six months ended June 30, 2020 and 2021, compensation paid to the Manager for such additional services to the Company was $625,000. This amount is included in “General and administrative expenses” in the unaudited condensed consolidated statements of operations.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Companies during the normal course of operations for which a right of offset exists. As of December 31, 2020 and June 30, 2021, the amount due to and due from related companies was $2,984,759 and $210,268, respectively.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for acquisitions the Company makes using Eurochart's services. Commissions to Eurochart S.A. for chartering services were $120,025 and $300,570 for the six-month periods ended June 30, 2020 and 2021, respectively, recorded in “Commissions” in the unaudited condensed consolidated statements of operations. In June 2021, the Company paid $120,000 to Eurochart S.A. for the acquisition of M/V “Blessed Luck”, which was agreed to be paid by the buyers, as per the relevant memorandum of agreement entered with the sellers.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”) is a company owned by certain members of the Pittas family, together with two other unrelated ship management companies, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $21,139 and $40,001 in the first six months of 2020, respectively. In the first six months of 2021, total fees charged by Sentinel and Technomar were $21,357 and $36,437, respectively. These amounts are recorded in “Vessel operating expenses” in the accompanying unaudited condensed consolidated statements of operations.

On May 10, 2021, the Company reached an agreement with a related party, Ergina Shipping Ltd. (“Ergina”), a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, to draw a $6.0 million loan, which was used by the Company to partly finance the acquisition of M/V “Blessed Luck”. The loan matures on May 31, 2022. The interest rate applied is 8% per annum. Interest on the loan is payable quarterly. Within the second quarter of 2021 the Company paid $25,533 for interest. On June 4, 2021, Ergina exercised its right to convert part of the outstanding balance of the loan, amounting to $3,300,000, into the Company’s common shares as per the terms of the loan agreement. As a result, on June 4, 2021, the Company issued 180,308 shares to Ergina. The conversion price was the lowest closing price over the fifteen business days prior to the conversion notice as per the terms of the loan, amounting to approximately $18.30 per share. The Company incurred a loss on the extinguishment of the above debt of $1,647,654, deriving from the difference between the conversion price and the closing price of the Company’s common shares on the Nasdaq Capital Market on the date of issuance of approximately $27.44 per share. This amount is recorded under “Loss on debt extinguishment” in the accompanying unaudited condensed consolidated statements of operations. As of June 30, 2021, the outstanding amount of the loan was $2.7 million.